Offerings	Jul. 24, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,777,704
Proposed Maximum Offering Price per Unit | $ / shares	80.77
Maximum Aggregate Offering Price	$ 547,435,152.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,600.8
Offering Note

(1)
In the event of a stock split, reverse stock split, stock dividend or similar transaction involving the Registrant’s common stock, the number of shares registered shall automatically be adjusted to cover the additional shares of common stock issuable pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).

(2)
Estimated solely for the purposes of computing the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Registrant’s common stock as reported on The Nasdaq Global Select Market on July 17, 2026.

(3)
Consists of a total of 6,777,704 additional shares of common stock registered for resale by certain of the selling securityholders named in this registration statement, the filing fee for which was not previously paid in connection with the Expiring Registration Statement (as defined in Footnote 4).

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	17,850,582
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 1,441,791,508.14
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-273452
Carry Forward Initial Effective Date	Jul. 26, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 70,025.87
Offering Note

(1)
In the event of a stock split, reverse stock split, stock dividend or similar transaction involving the Registrant’s common stock, the number of shares registered shall automatically be adjusted to cover the additional shares of common stock issuable pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).

(4)
We previously registered for resale on Form S-3ASR (No. 333-273452) (the “Expiring Registration Statement”) (i) 62,250,087 shares of common stock (the “previously offered securities”). In connection with the filing of the Expiring Registration Statement, we made a fee payment in the amount of $7,893.90 in relation to the shares of underlying common stock calculated pursuant to Rule 457(c) under the Securities Act. As of the date of this registration statement, 17,850,582 shares of the previously offered securities remain unsold. Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes the 17,850,582 shares of the previously securities covered by the Expiring Registration Statement, and the registration fee that has already been paid and remains unused with respect to such securities will be applied to the securities being registered pursuant to this registration statement. In accordance with Rule 415(a)(6) under the Securities Act, the offering of the unsold securities under the Expiring Registration Statement will be terminated upon the filing of this registration statement.